Provisions for Sundry Creditors	12 Months Ended
Dec. 31, 2019
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Provisions for Sundry Creditors
NOTE 20.	PROVISIONS FOR SUNDRY CREDITORS
At December 31, 2019 and 2018, the provisions for sundry creditors and others is as follows:

	2019		2018
Provision for plugging of wells (Note 13)	Ps.	80,849,900	Ps.	84,050,900
Provision for trails in process (Note 27)		8,075,031		6,483,078
Provision for environmental costs		9,086,977		11,219,278

	Ps.	98,011,908	Ps.	101,753,256

The following tables show the allowance account for plugging of wells, trials in progress and environmental costs:

	Plugging of wells
	2019		2018
Balance at the beginning of the year	Ps.	84,050,900	Ps.	68,797,600
(Decrease) Increase capitalized in fixed assets		(2,826,003)		22,313,529
Unwinding of discount against income		3,318,384		(6,770,200)
Unrealized foreign exchange loss		(3,577,200)		(183,000)
Amount used		(116,181)		(107,029)

Balance at the end of the year	Ps.	80,849,900	Ps.	84,050,900

	Trials in progress
	2019		2018
Balance at the beginning of the year	Ps.	6,483,078	Ps.	7,812,689
Additions against income		1,901,930		1,194,547
Provision cancellation		(309,977)		(2,502,807)
Amount used		—		(21,351)

Balance at the end of the year	Ps.	8,075,031	Ps.	6,483,078

	Environmental costs
	2019		2018
Balance at the beginning of the year	Ps.	11,219,278	Ps.	11,067,134
Additions against income		4,745,835		1,390,838
Provision cancellation		(6,873,905)		(1,106,693)
Amount used		(4,231)		(132,001)

Balance at the end of the year (1)	Ps.	9,086,977	Ps.	11,219,278

(1)
PEMEX is subject to the provisions of the
Ley General del Equilibrio Ecológico y la Protección al Ambiente
(General Law on Ecological Equilibrium and Environmental Protection). To comply with this law, environmental audits of PEMEX’s larger operating, storage and transportation facilities have been or are being conducted. Following the completion of such audits, PEMEX has signed various agreements with the
Procuraduría Federal de Protección al Ambiente
(Federal Attorney of Environmental Protection) to implement environmental remediation and improve environmental plans. Such plans contemplate remediation for environmental damages, as well as related investments for the improvement of equipment, maintenance, labor and materials. The period of execution of these works is not defined, as they are subject to the budgets that may be granted to PEMEX.

Provision for plugging of wells
PEMEX records a provision at present value for the future plugging cost of an oil production facility or pipeline at the time that it is built.
The plugging provision represents the present value of plugging costs related to oil and gas properties. These provisions have been created based on internal estimates of PEMEX. PEMEX has made certain assumptions based on the current economic environment that PEMEX believes provide a reasonable basis on which to estimate the future liability. These estimates are reviewed regularly to take into account any material changes in the assumptions. However, actual plugging costs in the long run will depend on future market prices for the necessary plugging work, which reflect market conditions at the time the work is being performed.
The decrease in the provision against fixed assets in 2019 corresponds to a decrease in the direct costs reported by the current contracts for the plugging of wells. For 2018, the discount rates used in 2018 compared to 2017 rates showed an increase in the national rate by an average of 12% and 11% on average for the U.S. dollar rate, resulting in a decrease in provision at the end of 2018 by Ps. 6,770,200.
Moreover, the time of plugging depends on when the fields cease to have economically viable production rates, which, in turn, depends on the inherently uncertain future prices of oil and gas. Well plugging of works will be carried out as follows:

Year	Amount
2020	Ps.	3,102,131
2021		4,252,905
2022		6,247,100
2023		4,031,808
2024		5,687,936
More than 5 years		57,528,020

Total	Ps.	80,849,900